UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22606

Name of Fund:    BlackRock Utility and Infrastructure Trust (BUI)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utility and Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering — 1.9%
Ferrovial SA	160,500	$2,738,141
Vinci SA	68,200	3,689,007

		6,427,148
Diversified Telecommunication Services — 6.4%
BT Group PLC	1,141,100	5,904,298
Swisscom AG	2,100	938,788
Telenor ASA	251,300	5,565,467
Verizon Communications, Inc. (a)	194,400	9,618,912

		22,027,465
Electric Utilities — 18.9%
American Electric Power Co., Inc. (a)	100,700	4,667,445
Cleco Corp.	36,700	1,780,317
Duke Energy Corp.	157,168	11,158,928
Edison International (a)	126,300	6,296,055
EDP — Energias de Portugal SA	813,700	2,892,784
EDP — Energias do Brasil SA	688,100	3,531,966
ITC Holdings Corp.	47,700	4,377,429
NextEra Energy, Inc. (a)	152,200	13,182,039
Northeast Utilities	73,400	3,259,694
OGE Energy Corp.	52,200	1,952,280
PPL Corp. (a)	80,100	2,544,777
Spark Infrastructure Group	661,300	1,060,587
Terna Rete Elettrica Nazionale SpA	243,100	1,085,828
Westar Energy, Inc.	90,300	3,033,177
Xcel Energy, Inc.	58,000	1,737,100
Xylem, Inc.	84,800	2,114,064

		64,674,470
Gas Utilities — 0.9%
Snam SpA	670,200	3,163,407
Independent Power Producers & Energy Traders — 4.1%
EDP Renovaveis SA (b)	318,800	1,636,357
Enel Green Power SpA (a)	826,200	1,839,062
NRG Energy, Inc. (a)	139,401	3,738,735
NRG Yield, Inc., Class A (b)	111,300	3,172,050
Tractebel Energia SA	228,000	3,609,863

		13,996,067
Media —1.2%
Comcast Corp., Special Class A (a)	91,000	3,923,010
Multi-Utilities — 20.8%
CenterPoint Energy, Inc.	153,000	3,797,460
Centrica PLC	300,400	1,786,817
CMS Energy Corp. (a)	395,000	11,056,050
Dominion Resources, Inc.	152,200	9,026,982
DTE Energy Co.	24,600	1,739,220
E.ON SE	40,200	682,562
MDU Resources Group, Inc.	141,400	3,964,856
National Grid PLC	987,900	11,806,797
NiSource, Inc.	84,400	2,592,768
NorthWestern Corp.	67,800	2,861,160

Common Stocks	Shares	Value
Multi-Utilities (concluded)
PG&E Corp. (a)	110,200	$5,057,078
Public Service Enterprise Group, Inc.	159,301	5,382,781
Sempra Energy	75,100	6,581,013
Wisconsin Energy Corp.	113,400	4,930,632

		71,266,176
Oil, Gas & Consumable Fuels — 20.7%
Access Midstream Partners LP	34,376	1,614,641
AltaGas Ltd. (a)	70,300	2,463,340
Atlas Pipeline Partners LP (a)	41,600	1,576,640
Delek Logistics Partners LP	37,100	1,176,070
Enbridge, Inc.	157,000	6,978,650
Energy Transfer Partners LP — MLP (a)(b)	28,596	1,488,708
Enterprise Products Partners LP	114,977	7,132,023
EQT Midstream Partners LP	54,400	2,571,488
Genesis Energy LP	36,869	1,837,920
Kinder Morgan, Inc.	70,400	2,658,304
Magellan Midstream Partners LP (a)	76,000	4,155,680
MarkWest Energy Partners LP (a)	77,053	5,409,891
MPLX LP	62,300	2,227,225
ONEOK Partners LP	116,145	5,911,782
Pembina Pipeline Corp. (a)	85,500	2,677,962
Phillips 66 Partners LP — MLP (b)	31,424	1,017,195
Plains All American Pipeline LP (a)	126,370	6,727,939
Rose Rock Midstream LP	18,300	677,100
Tesoro Logistics LP	89,100	4,765,959
TransCanada Corp. (a)	109,200	4,989,539
Western Gas Partners LP (a)	23,514	1,448,462
Williams Partners LP	29,190	1,465,922

		70,972,440
Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp. (a)	152,300	10,781,317
Transportation Infrastructure — 9.2%
Abertis Infraestructuras SA	323,900	6,014,495
Aeroports de Paris	28,400	2,933,775
Atlantia SpA (a)	299,970	5,710,799
CCR SA	216,700	1,713,577
Fraport AG Frankfurt Airport Services Worldwide	31,400	2,032,783
Gemina SpA (b)	1,653,430	3,447,800
Santos Brasil Participacoes SA	115,300	1,291,303
Sydney Airport	599,700	1,935,129
Transurban Group	1,072,400	6,531,629

		31,611,290
Water Utilities — 6.8%
American Water Works Co., Inc.	180,300	7,695,204
Aqua America, Inc.	47,000	1,591,420
Cia de Saneamento Basico do Estado de Sao Paulo	425,700	4,364,575
Cia de Saneamento de Minas Gerais — COPASA	331,100	5,320,589
Guangdong Investment Ltd.	4,458,000	3,609,183

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD Australian Dollar BRL Brazil Real CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound	HKD Hong Kong Dollar MLP Master Limited Partnership NOK Norwegian Krone REIT Real Estate Investment Trust USD US Dollar

JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Water Utilities (concluded)
Severn Trent PLC	25,600	$689,508

		23,270,479
Wireless Telecommunication Services — 1.5%
Crown Castle International Corp. (a)(b)	48,000	3,372,000
SBA Communications Corp., Class A (a)(b)	23,700	1,755,933

		5,127,933
Total Long-Term Investments (Cost — $ 296,524,324) — 95.6%		327,241,202

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)(d)	18,306,765	18,306,765
Total Short-Term Securities (Cost — $ 18,306,765) — 5.4%		18,306,765

Value
Total Investments Before Options Written (Cost — $314,831,089*) — 101.0%	$345,547,967

Options Written
(Premiums Received — $2,407,784) — (1.0)%	(3,311,362)
Total Investments Net of Options Written — 100.0%	342,236,605
Liabilities in Excess of Other Assets — 0.0%	(46,408)

Net Assets — 100.0%	$342,190,197

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$316,528,069

Gross unrealized appreciation	$34,152,284
Gross unrealized depreciation	(5,132,386)

Net unrealized appreciation	$29,019,898

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at July 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	7,229,592	11,077,173	18,306,765	$8,000	$214

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,948	CAD	2,000	Bank of America N.A.	8/01/13	$1
USD	63,145	AUD	70,000	Morgan Stanley Capital Services LLC	8/02/13	225
Total						$226

2	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Atlantia SpA	Call	EUR	14.00	8/16/13	105	$(34,969)
PG&E Corp.	Call	USD	45.75	8/17/13	363	(27,772)
Western Gas Partners LP	Call	USD	60.50	8/17/13	80	(13,980)
Crown Castle International Corp.	Call	USD	70.00	8/19/13	25	(4,062)
Crown Castle International Corp.	Call	USD	75.00	8/19/13	69	(1,553)
Crown Castle International Corp.	Call	USD	77.50	8/19/13	74	(1,110)
Edison International	Call	USD	50.00	8/19/13	440	(33,000)
Energy Transfer Partners LP - MLP	Call	USD	52.50	8/19/13	100	(5,000)
Magellan Midstream Partners LP	Call	USD	55.00	8/19/13	135	(7,763)
MarkWest Energy Partners LP	Call	USD	67.50	8/19/13	100	(27,000)
MarkWest Energy Partners LP	Call	USD	70.00	8/19/13	8	(840)
NextEra Energy, Inc.	Call	USD	82.50	8/19/13	40	(17,200)
NextEra Energy, Inc.	Call	USD	85.00	8/19/13	106	(23,320)
NRG Energy, Inc.	Call	USD	28.00	8/19/13	130	(3,900)
PPL Corp.	Call	USD	30.00	8/19/13	90	(16,425)
SBA Communications Corp., Class A	Call	USD	75.00	8/19/13	39	(5,363)
TransCanada Corp.	Call	CAD	48.00	8/19/13	120	(2,337)
Verizon Communications, Inc.	Call	USD	52.50	8/19/13	73	(256)
Comcast Corp., Special Class A	Call	USD	43.50	9/04/13	32	(2,528)
Verizon Communications, Inc.	Call	USD	52.00	9/09/13	568	(13,076)
Atlantia SpA	Call	EUR	14.50	9/20/13	105	(25,932)
Enel Green Power SpA	Call	EUR	1.70	9/20/13	82	(4,239)
AltaGas Ltd.	Call	CAD	36.00	9/23/13	25	(2,373)
Atlas Pipeline Partners LP	Call	USD	40.00	9/23/13	15	(450)
Magellan Midstream Partners LP	Call	USD	57.50	9/23/13	130	(5,850)
NRG Energy, Inc.	Call	USD	28.00	9/23/13	357	(26,775)
Pembina Pipeline Corp.	Call	CAD	33.00	9/23/13	299	(10,917)
Plains All American Pipeline LP	Call	USD	57.50	9/23/13	50	(1,250)
SBA Communications Corp., Class A	Call	USD	75.00	9/23/13	39	(8,288)
TransCanada Corp.	Call	CAD	48.00	9/23/13	262	(16,836)
Total						$(344,364)

•	Over-the-counter options written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AltaGas Ltd.	Citibank N.A.	Call	CAD	39.03	8/02/13	22,100	$—
Atlas Pipeline Partners LP	UBS AG	Call	USD	39.04	8/02/13	13,000	(232)
ITC Holdings Corp.	Morgan Stanley & Co. International PLC	Call	USD	88.19	8/02/13	15,000	(53,710)
Aqua America, Inc.	Citibank N.A.	Call	USD	30.99	8/05/13	14,900	(42,801)
Genesis Energy LP	Morgan Stanley & Co. International PLC	Call	USD	52.33	8/05/13	11,600	(795)
Xylem, Inc.	Deutsche Bank AG	Call	USD	28.19	8/05/13	26,700	—
American Water Works Co., Inc.	Deutsche Bank AG	Call	USD	41.60	8/06/13	18,000	(22,626)
Cleco Corp.	Citibank N.A.	Call	USD	46.71	8/06/13	6,200	(11,191)
Enbridge, Inc.	Morgan Stanley & Co. International PLC	Call	USD	43.85	8/06/13	49,500	(35,731)
MarkWest Energy Partners LP	Citibank N.A.	Call	USD	68.44	8/06/13	15,900	(28,111)
MPLX LP	Citibank N.A.	Call	USD	39.23	8/06/13	19,500	(641)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	78.81	8/06/13	38,600	(301,236)
Northeast Utilities	Morgan Stanley & Co. International PLC	Call	USD	41.93	8/06/13	17,800	(44,168)
Sempra Energy	Credit Suisse International	Call	USD	80.17	8/06/13	2,900	(21,654)
Westar Energy, Inc.	Citibank N.A.	Call	USD	32.52	8/06/13	1,300	(1,464)
Westar Energy, Inc.	Deutsche Bank AG	Call	USD	32.01	8/06/13	28,400	(45,447)

JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Over-the-counter options written as of July 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Aeroports de Paris	Morgan Stanley & Co. International PLC	Call	EUR	71.72	8/07/13	9,000	$(71,077)
EDP Renovaveis SA	UBS AG	Call	EUR	4.08	8/07/13	100,600	(1,042)
Swisscom AG	UBS AG	Call	CHF	407.77	8/07/13	660	(5,619)
Comcast Corp., Special Class A	Morgan Stanley & Co. International PLC	Call	USD	38.58	8/08/13	14,300	(64,708)
CenterPoint Energy, Inc.	UBS AG	Call	USD	24.00	8/09/13	24,400	(21,835)
Duke Energy Corp.	Goldman Sachs International	Call	USD	68.22	8/09/13	12,000	(33,901)
Plains All American Pipeline LP	Citibank N.A.	Call	USD	56.93	8/09/13	28,600	(697)
EDP - Energias do Brasil SA	Credit Suisse International	Call	BRL	12.49	8/12/13	130,000	(3,491)
Santos Brasil Participacoes SA	Credit Suisse International	Call	BRL	29.48	8/12/13	6,100	(2)
Abertis Infraestructuras SA	Goldman Sachs International	Call	EUR	14.00	8/14/13	84,500	(32,198)
Abertis Infraestructuras SA	UBS AG	Call	EUR	13.56	8/14/13	22,400	(16,486)
Access Midstream Partners LP	Morgan Stanley & Co. International PLC	Call	USD	49.37	8/14/13	2,900	(433)
CMS Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	27.00	8/14/13	43,100	(60,641)
EDP - Energias de Portugal SA	Citibank N.A.	Call	EUR	2.56	8/14/13	256,800	(44,011)
OGE Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	35.80	8/14/13	18,200	(34,436)
Telenor ASA	Citibank N.A.	Call	NOK	120.19	8/14/13	79,300	(140,421)
ONEOK Partners LP	Deutsche Bank AG	Call	USD	51.20	8/15/13	18,300	(7,663)
Cia de Saneamento de Minas Gerais - COPASA	Credit Suisse International	Call	BRL	37.22	8/21/13	35,700	(13,479)
Enterprise Products Partners LP	Deutsche Bank AG	Call	USD	60.47	8/21/13	36,000	(80,478)
Santos Brasil Participacoes SA	Deutsche Bank AG	Call	BRL	29.94	8/21/13	13,700	(22)
American Water Works Co., Inc.	Barclays Bank PLC	Call	USD	41.91	8/22/13	12,600	(10,370)
Dominion Resources, Inc.	Morgan Stanley & Co. International PLC	Call	USD	57.78	8/22/13	12,900	(27,492)
MDU Resources Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	28.05	8/22/13	15,000	(11,767)
Sempra Energy	Morgan Stanley & Co. International PLC	Call	USD	80.39	8/22/13	20,500	(148,901)
Kinder Morgan, Inc.	Credit Suisse International	Call	USD	40.08	8/23/13	24,600	(1,984)
Public Service Enterprise Group, Inc.	UBS AG	Call	USD	33.13	8/23/13	8,300	(7,501)
CCR SA	Citibank N.A.	Call	BRL	18.35	8/27/13	95,000	(13,486)
Cia de Saneamento de Minas Gerais - COPASA	UBS AG	Call	BRL	39.75	8/27/13	37,900	(6,152)
Santos Brasil Participacoes SA	UBS AG	Call	BRL	29.49	8/27/13	6,100	(48)
Tractebel Energia SA	Credit Suisse International	Call	BRL	35.35	8/27/13	62,500	(43,974)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	41.99	8/28/13	9,600	(8,167)
Xylem, Inc.	UBS AG	Call	USD	27.73	8/28/13	1,300	(94)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	42.55	8/29/13	22,900	(12,913)
CenterPoint Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	24.51	8/29/13	29,000	(19,099)
Cleco Corp.	Morgan Stanley & Co. International PLC	Call	USD	48.36	8/29/13	6,600	(5,872)
MDU Resources Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	28.05	8/29/13	15,000	(16,695)
Northeast Utilities	Morgan Stanley & Co. International PLC	Call	USD	43.30	8/29/13	6,400	(7,104)
Williams Partners LP	Goldman Sachs International	Call	USD	52.60	8/29/13	9,000	(5,855)
Comcast Corp., Special Class A	Morgan Stanley & Co. International PLC	Call	USD	38.58	9/04/13	14,300	(64,708)
Guangdong Investment Ltd.	UBS AG	Call	HKD	6.48	9/04/13	780,000	(18,337)
ONEOK Partners LP	Citibank N.A.	Call	USD	50.82	9/04/13	1,700	(1,739)
ONEOK Partners LP	Deutsche Bank AG	Call	USD	51.20	9/04/13	18,300	(14,952)
Spark Infrastructure Group	Morgan Stanley & Co. International PLC	Call	AUD	1.82	9/04/13	231,400	(3,800)
NorthWestern Corp.	Barclays Bank PLC	Call	USD	40.45	9/06/13	22,300	(45,209)
American Electric Power Co., Inc.	Citibank N.A.	Call	USD	45.05	9/09/13	20,300	(31,065)
American Electric Power Co., Inc.	UBS AG	Call	USD	46.81	9/09/13	33,300	(15,018)
DTE Energy Co.	Deutsche Bank AG	Call	USD	66.90	9/09/13	12,800	(53,130)
Plains All American Pipeline LP	UBS AG	Call	USD	55.85	9/09/13	7,300	(3,558)

4	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Over-the-counter options written as of July 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Access Midstream Partners LP	Citibank N.A.	Call	USD	49.29	9/10/13	9,000	$(5,178)
EQT Midstream Partners LP	Citibank N.A.	Call	USD	46.77	9/10/13	19,000	(35,744)
Centrica PLC	Goldman Sachs International	Call	GBP	3.78	9/11/13	50,000	(12,343)
Ferrovial SA	Goldman Sachs International	Call	EUR	13.26	9/11/13	50,700	(22,076)
Ferrovial SA	Morgan Stanley & Co. International PLC	Call	EUR	12.94	9/11/13	2,200	(1,220)
Fraport AG Frankfurt Airport Services Worldwide	Deutsche Bank AG	Call	EUR	46.35	9/11/13	5,200	(20,068)
Severn Trent PLC	UBS AG	Call	GBP	17.60	9/11/13	8,400	(5,534)
Vinci SA	Goldman Sachs International	Call	EUR	39.75	9/11/13	22,800	(55,155)
Cia de Saneamento Basico do Estado de Sao Paulo	Citibank N.A.	Call	BRL	23.39	9/12/13	140,400	(80,550)
Tesoro Logistics LP	Deutsche Bank AG	Call	USD	56.10	9/13/13	11,100	(14,355)
Wisconsin Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	43.60	9/13/13	39,600	(26,008)
CMS Energy Corp.	Barclays Bank PLC	Call	USD	26.77	9/16/13	45,000	(55,125)
Duke Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	68.08	9/16/13	39,900	(116,508)
PPL Corp.	Morgan Stanley & Co. International PLC	Call	USD	30.19	9/16/13	14,500	(23,560)
Xcel Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	30.31	9/16/13	20,300	(9,264)
E.ON SE	Goldman Sachs International	Call	EUR	12.88	9/17/13	14,000	(7,624)
Fraport AG Frankfurt Airport Services Worldwide	Deutsche Bank AG	Call	EUR	46.35	9/17/13	5,200	(20,943)
National Grid PLC	Goldman Sachs International	Call	GBP	7.77	9/17/13	78,700	(35,882)
MDU Resources Group, Inc.	Credit Suisse International	Call	USD	28.58	9/18/13	19,400	(17,072)
PPL Corp.	Deutsche Bank AG	Call	USD	31.92	9/18/13	4,500	(1,977)
Sempra Energy	Citibank N.A.	Call	USD	87.87	9/18/13	2,800	(5,298)
Public Service Enterprise Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	34.54	9/19/13	47,400	(15,325)
BT Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.41	9/25/13	399,400	(54,479)
Centrica PLC	Goldman Sachs International	Call	GBP	3.86	9/25/13	55,100	(10,242)
Guangdong Investment Ltd.	UBS AG	Call	HKD	6.48	9/25/13	780,000	(25,255)
National Grid PLC	Morgan Stanley & Co. International PLC	Call	GBP	7.70	9/25/13	188,300	(100,766)
Sydney Airport	UBS AG	Call	AUD	3.59	9/25/13	209,800	(19,520)
Transurban Group	UBS AG	Call	AUD	6.73	9/25/13	375,300	(77,102)
American Tower Corp. - REIT	Citibank N.A.	Call	USD	77.78	9/26/13	53,300	(24,254)
Aqua America, Inc.	Goldman Sachs International	Call	USD	34.34	9/26/13	1,500	(1,066)
CMS Energy Corp.	Citibank N.A.	Call	USD	28.72	9/26/13	50,100	(15,960)
MPLX LP	UBS AG	Call	USD	37.32	9/26/13	2,400	(2,390)
NiSource, Inc.	Deutsche Bank AG	Call	USD	31.26	9/26/13	29,500	(15,553)
Tesoro Logistics LP	Deutsche Bank AG	Call	USD	56.10	9/27/13	11,100	(17,736)
Dominion Resources, Inc.	Citibank N.A.	Call	USD	60.10	9/30/13	33,500	(35,510)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	60.40	9/30/13	6,800	(6,278)
EDP - Energias do Brasil SA	UBS AG	Call	BRL	11.61	9/30/13	88,000	(27,570)
Santos Brasil Participacoes SA	Credit Suisse International	Call	BRL	27.15	9/30/13	12,100	(2,754)
Tractebel Energia SA	UBS AG	Call	BRL	36.76	9/30/13	39,000	(26,130)
National Grid PLC	Goldman Sachs International	Call	GBP	7.77	10/01/13	78,700	(39,956)
Plains All American Pipeline LP	Deutsche Bank AG	Call	USD	56.03	10/01/13	3,300	(2,272)
Cia de Saneamento de Minas Gerais - COPASA	UBS AG	Call	BRL	36.56	10/07/13	35,700	(33,959)
Total							$(2,966,998)

JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	—	$6,427,148	—	$6,427,148
Diversified Telecommunication Services	$9,618,912	12,408,553	—	22,027,465
Electric Utilities	59,635,271	5,039,199	—	64,674,470
Gas Utilities	3,163,407	—	—	3,163,407
Independent Power Producers & Energy Traders	10,520,648	3,475,419	—	13,996,067
Media	3,923,010	—	—	3,923,010
Multi-Utilities	58,776,817	12,489,359	—	71,266,176
Oil, Gas & Consumable Fuels	70,972,440	—	—	70,972,440
Real Estate Investment Trusts (REITs)	10,781,317	—	—	10,781,317
Transportation Infrastructure	5,938,655	25,672,635	—	31,611,290
Water Utilities	18,971,788	4,298,691	—	23,270,479
Wireless Telecommunication Services	5,127,933	—	—	5,127,933
Short-Term Securities	18,306,765	—	—	18,306,765
Total	$275,736,963	$69,811,004	—	$345,547,967

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$226	—	—	$226
Liabilities:
Equity contracts	(221,865)	$(3,089,497)	—	$(3,311,362)
Total	$(221,639)	$(3,089,497)	—	$(3,311,136)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

6	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,450	—	—	$5,450
Foreign currency at value	75,809	—	—	75,809
Liabilities:
Cash received as collateral for options written	—	$(30,000)	—	(30,000)
Total	$81,259	$(30,000)	—	$51,259

There were no transfers between levels during the period ended July 31, 2013.

JULY 31, 2013	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utility and Infrastructure Trust

Date: September 24, 2013